CONTINGENCIES	12 Months Ended
Dec. 31, 2024
CONTINGENCIES
CONTINGENCIES

NOTE 11: - CONTINGENCIES

Litigation:

The Company, certain of its directors and officers, and the IPO underwriters, are the defendants in a putative class action lawsuit in the United States Southern District of New York. An amended complaint was filed on February 18, 2025, alleging certain violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in connection with and following the Company’s initial public offering. The Company and its officers and directors believe they have meritorious defenses and plan to vigorously defend this action.

From time to time, the Company is party to various legal proceedings, claims and litigation that arise in the normal course of business. In the opinion of management, the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows. Accruals for loss contingencies are recorded when a loss is probable, and the amount of such loss can be reasonably estimated.